Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds (Detail) (Significant unobservable inputs (Level 3), USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant unobservable inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Underlying share price	$ 2.77	$ 1.01
Conversion price	$ 19.125	$ 19.125
Time to maturity	4 years 15 days	5 years 15 days
Risk-free rate	1.28%	0.73%
Expected volatility (Level 3 input)	84.40%	99.74%
Comparable yield to maturity	10.55%	17.32%